Subsequent Events	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 9. Subsequent Events

On November 6, 2015, the Company issued 957 shares as a result of share rounding on the reverse stock split. See Note 8.

On November 4, 2015, the holder of the convertible note dated April 30, 2015, converted $1,178 of accrued interest into 58,900 shares of common stock at a rate of $0.02 per share.

On November 13, 2015, the holder of the convertible note dated April 30, 2015, converted $980 of accrued interest into 49,000 share of common stock, at a rate of $0.02 per share.

On November 17, 2015, the holder of the convertible note dated April 30, 2015, converted $760 of accrued interest into 38,000 shares of common stock, at a rate of $0.02 per share.

On November 18, 2015, the holder of the convertible note dated April 30, 2015, converted $430 of accrued interest into 21,500 shares of common stock, at a rate of $0.02 per share.

On December 3, 2015, the holders of the convertible note dated April 30, 2015, converted $1,520 of accrued interest into 76,000 shares of common stock at a rate of $0.02 per share.

Note 9. Subsequent Events

On February 16, 2015, the holder of the convertible note payable dated July 31, 2013, elected to convert principal and accrued interest in the amount of $6,654 into 133,092 shares of the Company's common stock at a rate of $0.05 per share. On the same date, the unamortized discount related to the converted to principal was amortized to interest expense.

On February 16, 2015, the holders of the convertible note dated April 30, 2014 elected to convert principal and accrued interest in the amount of $77,752 into 1,555,044 shares of the Company's common stock at a rate of $0.05 per share. On the same date, the unamortized discount related to the converted to principal was amortized to interest expense.

On April 30, 2015, the holders of the convertible note payable dated October 31, 2014, elected to convert principal and accrued interest in the amount of $184,000 into 4,600,000 shares of the Company's common stock at the rate of $0.04 per share.